UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $1,071,648 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108   127323  3525974 SH       SOLE                  3525974        0        0
AMERIPRISE FINL INC            COM              03076C106    53881  1410500 SH       SOLE                  1410500        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100   105333  3233064 SH       SOLE                  3233064        0        0
BEARINGPOINT INC               COM              074002106     3851  7405189 SH       SOLE                  7405189        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    33673  2187992 SH       SOLE                  2187992        0        0
CONVERGYS CORP                 COM              212485106    11307   765000 SH       SOLE                   765000        0        0
ENTERGY CORP NEW               COM              29364G103   149610  1680818 SH       SOLE                  1680818        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102    39722  5610500 SH       SOLE                  5610500        0        0
HEWLETT PACKARD CO             COM              428236103   184080  3980977 SH       SOLE                  3980977        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     1920  2742750 SH       SOLE                  2742750        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    17874  2054520 SH       SOLE                  2054520        0        0
MANNKIND CORP                  COM              56400P201     5687  1473384 SH       SOLE                  1473384        0        0
MICROSOFT CORP                 COM              594918104    69548  2605760 SH       SOLE                  2605760        0        0
OWENS ILL INC                  COM NEW          690768403    22050   750000 SH       SOLE                   750000        0        0
PATRIOT COAL CORP              COM              70336T104    27946   961991 SH       SOLE                   961991        0        0
PRECISION CASTPARTS CORP       COM              740189105    37467   475592 SH       SOLE                   475592        0        0
SPDR TR                        UNIT SER 1       78462F103    57995   500000 SH       SOLE                   500000        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208    26374   753100 SH       SOLE                   753100        0        0
WELLS FARGO & CO NEW           COM              949746101    37530  1000000 SH  PUT  SOLE                  1000000        0        0
WENDYS INTL INC                COM              950590109    22207  4221816 SH       SOLE                  4221816        0        0
XL CAP LTD                     CL A             G98255105    36270  2021747 SH       SOLE                  2021747        0        0